Income Tax Benefits /(Expenses) (Movements in Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	¥ 496,738	¥ 502,546
Credited/ (charged) to profit or loss	959,035	(5,808)
Balance at 31 December	1,455,773	496,738
Deferred tax assets [member] | Impairment for bad and doubtful debts and provision for inventories [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	56,349	57,326
Credited/ (charged) to profit or loss	71,761	(977)
Balance at 31 December	128,110	56,349
Deferred tax assets [member] | Provision for impairment losses in property, plant and equipment and construction in progress [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	358,211	226,435
Credited/ (charged) to profit or loss	70,499	131,776
Balance at 31 December	428,710	358,211
Deferred tax assets [member] | Tax losses [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	0	87,799
Credited/ (charged) to profit or loss	872,648	(87,799)
Balance at 31 December	872,648	0
Deferred tax assets [member] | Accruals and Others [Member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	82,178	130,986
Credited/ (charged) to profit or loss	(55,873)	(48,808)
Balance at 31 December	26,305	82,178
Deferred tax liabilities [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(345,939)	(285,782)
Credited/ (charged) to profit or loss	(161,032)	(48,004)
Credited/ (Charged) to reserves	12,153	(12,153)
Balance at 31 December	(494,818)	(345,939)
Deferred tax liabilities [member] | Difference in depreciation [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(330,071)	(283,739)
Credited/ (charged) to profit or loss	(163,492)	(46,332)
Balance at 31 December	(493,563)	(330,071)
Deferred tax liabilities [member] | Capitalization of borrowing costs [Member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(1,468)	(2,043)
Credited/ (charged) to profit or loss	213	575
Balance at 31 December	(1,255)	(1,468)
Deferred tax liabilities [member] | Derivative financial instruments [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(14,400)
Credited/ (charged) to profit or loss	2,247	(2,247)
Credited/ (Charged) to reserves	12,153	(12,153)
Balance at 31 December	0	(14,400)
Deferred tax assets - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	184,143	252,121
Credited/ (charged) to profit or loss	795,554	(55,825)
Credited/ (Charged) to reserves	12,153	(12,153)
Balance at 31 December	991,850	184,143
Deferred tax liabilities - net [member]
Movements in deferred tax assets and liabilities [line items]
Balance at 1 January	(33,344)	(35,357)
Credited/ (charged) to profit or loss	2,449	2,013
Balance at 31 December	¥ (30,895)	¥ (33,344)